 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments.

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 98.3%
	Consumer Discretionary – 14.5%
2,399	Amazon.com, Inc.*	$4,828,491
25,953	Five Below, Inc.*	3,022,746
59,200	Gentex Corp.	1,384,096
22,763	Grand Canyon Education, Inc.*	2,711,984
28,823	LKQ Corp.*	994,970
38,333	Starbucks Corp.	2,048,899
		14,991,186
	Consumer Staples – 2.4%
54,634	Reckitt Benckiser Group PLC - ADR[1]	933,149
23,174	Walgreens Boots Alliance, Inc.	1,588,809
		2,521,958
	Financials – 1.1%
32,299	PRA Group, Inc.*	1,180,529

	Health Care – 16.4%
14,659	athenahealth, Inc.*	2,256,020
15,095	Cerner Corp.*	982,835
6,019	Chemed Corp.	1,947,387
52,547	Evolent Health, Inc. - Class A*	1,339,949
12,687	Henry Schein, Inc.*	985,526
22,220	MEDNAX, Inc.*	1,052,117
14,772	Neogen Corp.*	1,380,296
35,555	Roche Holding A.G. ADR[1]	1,100,783
8,895	UnitedHealth Group, Inc.	2,387,952
18,368	Veeva Systems, Inc. - Class A*	1,916,884
13,385	West Pharmaceutical Services, Inc.	1,566,714
		16,916,463
	Industrials – 30.1%
5,940	3M Co.	1,252,865
20,628	A.O. Smith Corp.	1,198,074
8,883	Acuity Brands, Inc.	1,357,678
20,700	Beacon Roofing Supply, Inc.*	767,556
7,524	CoStar Group, Inc.*	3,326,812
42,741	Fastenal Co.	2,494,365
46,161	Healthcare Services Group, Inc.	1,902,295
31,131	HEICO Corp.	2,822,959
38,856	IHS Markit Ltd.* 1	2,137,080
26,340	Proto Labs, Inc.*	4,094,553
72,216	Ritchie Bros Auctioneers, Inc.[1]	2,752,152
47,895	Rollins, Inc.	2,877,531
9,337	Snap-on, Inc.	1,650,595

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Industrials (continued)
21,283	Verisk Analytics, Inc. - Class A*	$2,534,592
		31,169,107
	Information Technology – 29.0%
962	Alphabet, Inc. - Class A*	1,184,992
962	Alphabet, Inc. - Class C*	1,171,899
13,773	Analog Devices, Inc.	1,361,461
10,978	ANSYS, Inc.*	2,041,688
31,601	Cisco Systems, Inc.	1,509,580
37,560	Fiserv, Inc.*	3,007,429
26,927	Globant S.A.* 1	1,747,024
39,207	Microsoft Corp.	4,404,122
47,522	National Instruments Corp.	2,269,175
13,196	Paycom Software, Inc.*	2,046,964
20,615	salesforce.com, Inc.*	3,147,498
6,663	Tyler Technologies, Inc.*	1,645,428
8,799	Ultimate Software Group, Inc.*	2,724,786
11,637	Visa, Inc. - Class A	1,709,359
		29,971,405
	Materials – 4.8%
18,440	Ecolab, Inc.	2,774,851
8,304	International Flavors & Fragrances, Inc.	1,081,928
7,146	Praxair, Inc.	1,130,426
		4,987,205
	Total Common Stocks (Cost $59,742,797)	101,737,853

	Short-Term Investments – 1.5%
1,519,394	Fidelity Institutional Treasury Fund, 1.81%[2]	1,519,394

	Total Short-Term Investments (Cost $1,519,394)	1,519,394

	Total Investments – 99.8% (Cost $61,262,191)	103,257,247
	Other assets less liabilities – 0.2%	256,255

	Total Net Assets – 100.0%	$103,513,502

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of August 31, 2018 (Unaudited)

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Riverbridge Eco Leaders Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 99.4%
	Consumer Discretionary – 11.5%
89	Amazon.com, Inc.*	$179,131
965	Grand Canyon Education, Inc.*	114,970
1,279	LKQ Corp.*	44,151
1,454	Starbucks Corp.	77,717
		415,969
	Consumer Staples – 1.3%
691	Walgreens Boots Alliance, Inc.	47,375

	Financials – 1.0%
1,027	PRA Group, Inc.*	37,537

	Health Care – 18.8%
528	athenahealth, Inc.*	81,259
533	Cerner Corp.*	34,704
293	Chemed Corp.	94,797
1,978	Evolent Health, Inc. - Class A*	50,439
452	Henry Schein, Inc.*	35,111
800	MEDNAX, Inc.*	37,880
599	Neogen Corp.*	55,971
1,378	Roche Holding A.G. ADR[1]	42,663
464	UnitedHealth Group, Inc.	124,565
658	Veeva Systems, Inc. - Class A*	68,669
489	West Pharmaceutical Services, Inc.	57,238
		683,296
	Industrials – 30.3%
718	A.O. Smith Corp.	41,701
303	Acuity Brands, Inc.	46,311
767	Beacon Roofing Supply, Inc.*	28,440
281	CoStar Group, Inc.*	124,247
1,212	Exponent, Inc.	63,448
1,466	Fastenal Co.	85,556
1,126	HEICO Corp.	102,106
1,820	IHS Markit Ltd.* 1	100,100
234	Lennox International, Inc.	52,138
413	Middleby Corp.*	50,196
1,065	Proto Labs, Inc.*	165,554
2,685	Ritchie Bros Auctioneers, Inc.[1]	102,325
268	Snap-on, Inc.	47,377
744	Verisk Analytics, Inc. - Class A*	88,603
		1,098,102
	Information Technology – 31.7%
57	Alphabet, Inc. - Class A*	70,213

Riverbridge Eco Leaders Fund

SCHEDULE OF INVESTMENTS – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Information Technology (continued)
510	Analog Devices, Inc.	$50,413
520	ANSYS, Inc.*	96,710
1,616	Fiserv, Inc.*	129,393
948	Globant S.A.* 1	61,506
492	MAXIMUS, Inc.	32,718
1,369	Microsoft Corp.	153,780
1,703	National Instruments Corp.	81,318
467	Paycom Software, Inc.*	72,441
729	Power Integrations, Inc.	53,472
749	salesforce.com, Inc.*	114,357
237	Tyler Technologies, Inc.*	58,527
361	Ultimate Software Group, Inc.*	111,791
422	Visa, Inc. - Class A	61,988
		1,148,627
	Materials – 4.8%
656	Ecolab, Inc.	98,715
290	International Flavors & Fragrances, Inc.	37,784
245	Praxair, Inc.	38,756
		175,255
	Total Common Stocks (Cost $2,769,131)	3,606,161

	Short-Term Investments – 1.8%
66,046	Fidelity Institutional Treasury Fund, 1.81%[2]	66,046

	Total Short-Term Investments (Cost $66,046)	66,046

	Total Investments – 101.2% (Cost $2,835,177)	3,672,207
	Liabilities less other assets – (1.2)%	(44,871)

	Total Net Assets – 100.0%	$3,627,336

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Riverbridge Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2018 (Unaudited)

Note 1 – Organization

Riverbridge Growth Fund (the ‘‘Growth Fund’’), and Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Growth Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The Eco Leaders Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Riverbridge Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

Note 3 – Federal Income Taxes

At August 31, 2018, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Growth Fund	Eco Leaders Fund
Cost of investments	$61,332,886	$2,836,224

Gross unrealized appreciation	$43,305,870	$879,053
Gross unrealized depreciation	(1,381,509)	(43,070)

Net unrealized appreciation on investments	$41,924,361	$835,983

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

  Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

  Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Riverbridge Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2018, in valuing the Funds’ assets carried at fair value:

Growth Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$101,737,853	$-	$-	$101,737,853
Short-Term Investments	1,519,394	-	-	1,519,394
Total Investments	$103,257,247	$-	$-	$103,257,247

Eco Leaders Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$3,606,161	$-	$-	$3,606,161
Short-Term Investments	66,046	-	-	66,046
Total Investments	$3,672,207	$-	$-	$3,672,207

*	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.
**	The Funds did not hold any Level 2 or 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President
Date:	10/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President
Date:	10/30/18

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	10/30/18

*	Print the name and title of each signing officer under his or her signature.